Share Based Compensation - Schedule of Number and Weighted-average Exercise Prices and Remaining Contractual Life of Options (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of Options Outstanding, beginning balance	1,129,774
Number of Options, Granted	326,872	1,252,403
Number of Options, Exercised	0	(9,180)
Number of Options, forfeited	0	(113,444)
Number of Options Outstanding, Ending balance	1,456,646	1,129,774
Number of Options, Exercisable, Ending balance	554,459	554,456
Weighted average exercise price Outstanding, beginning balance | $ / shares	$ 11.72
Weighted average exercise price, Granted | $ / shares	33.42	$ 11.70
Weighted average exercise price, Exercised | $ / shares	0	11.52
Weighted average exercise price, Forfeited | $ / shares	0	11.52
Weighted average exercise price Outstanding, Ending balance | $ / shares	16.59	11.72
Weighted average exercise price, Exercisable, Ending balance | $ / shares	$ 11.70	$ 11.70
Weighted Average Remaining Contractual Life (Yrs) Outstanding	3 years 9 months 18 days	4 years 3 days
Weighted Average Remaining Contractual Life (Yrs), Granted	4 years 6 months 7 days	1 year 11 months 4 days
Weighted Average Remaining Contractual Life (Yrs), Exercisable, Ending balance	3 years 7 months 2 days
Aggregate intrinsic value Outstanding | $	$ 20.91
Aggregate intrinsic value Exercisable | $	$ 25.80
Previously Reported [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of Options Outstanding, beginning balance	1,129,779
Number of Options Outstanding, Ending balance		1,129,779
Weighted Average Remaining Contractual Life (Yrs) Outstanding		1 year 11 months 1 day